Current Receivables	12 Months Ended
Jun. 30, 2018
Current Receivables

NOTE 8. CURRENT RECEIVABLES

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
GST receivable	170,926	187,273
Grant and other receivables	3,261,068	2,006,743

	3,431,994	2,194,016

Due to the short term nature of these receivables, the carrying value is assumed to be their fair value at June 30, 2018. No receivables were impaired or past due.